GoodHaven Fund
Schedule of Investments
August 31, 2025 (Unaudited)

COMMON STOCKS - 88.7%	Shares	Value
Automobile Retailers - 2.0%
Asbury Automotive Group, Inc. (a)	21,003	$5,283,095

Banks-Diversified - 7.0%
Bank of America Corp.	319,500	16,211,430
JPMorgan Chase & Co.	8,000	2,411,360
		18,622,790

Capital Markets - 5.9%
Jefferies Financial Group, Inc.	242,512	15,726,903

Diversified Holding Companies - 16.1%
Berkshire Hathaway, Inc. - Class B (a)	85,800	43,155,684

General Building Materials - 5.1%
Builders FirstSource, Inc. (a)	99,400	13,784,792

Home Builder - 5.2%
Lennar Corp. - Class B	93,762	11,924,651
Toll Brothers, Inc.	15,000	2,085,000
		14,009,651

Industrial Conglomerate - 5.8%
EXOR NV	156,362	15,667,847

Interactive Media & Services - 6.7%
Alphabet, Inc. - Class C	84,200	17,979,226

Investment Management - 7.7%
Brookfield Corp.	154,548	10,156,895
KKR & Co., Inc.	75,000	10,461,750
		20,618,645

Mortgage Banking - 0.6%
Guild Holdings Co. - Class A	81,571	1,624,079

Oil & Gas Equipment & Services - 6.2%
TerraVest Industries, Inc.	158,300	16,617,840

Oil & Gas Exploration & Production - 8.4%
Devon Energy Corp.	329,161	11,882,712
Vitesse Energy, Inc.	399,814	10,639,051
		22,521,763

Oil & Gas Infrastructure - 1.2%
Hess Midstream LP - Class A	75,667	3,117,480

Property/Casualty Insurance - 7.2%
Chubb Ltd.	38,500	10,590,195
The Progressive Corp.	35,000	8,647,100
		19,237,295

Technology Distributors - 3.6%
Arrow Electronics, Inc. (a)	76,438	9,656,412
TOTAL COMMON STOCKS (Cost $116,034,743)		237,623,502

PREFERRED STOCKS - 2.0%	Shares	Value
Government Agency - 2.0%
Federal National Mortgage Association	–	$–
Series N, 5.50%, Perpetual	31,037	835,671
Series R, 7.63%, Perpetual	69,980	1,063,696
Series T, 8.25%, Perpetual	216,881	3,496,122
TOTAL PREFERRED STOCKS (Cost $820,675)		5,395,489

WARRANTS - 1.8%	Contracts	Value
Oil & Gas Exploration & Production - 1.8%
Occidental Petroleum Corp., Expires 08/03/2027, Exercise Price $22.00 (a)	183,522	4,676,140
TOTAL WARRANTS (Cost $6,163,423)		4,676,140

SHORT-TERM INVESTMENTS - 5.6%	Par	Value
U.S. Treasury Bills - 5.6%
4.27%, 09/16/2025 (b)	2,500,000	2,495,864
4.27%, 10/16/2025 (b)	2,500,000	2,487,304
4.16%, 11/13/2025 (b)	10,000,000	9,918,700
TOTAL SHORT-TERM INVESTMENTS (Cost $14,898,857)		14,901,868

TOTAL INVESTMENTS - 98.1% (Cost $137,917,698)		262,596,999
Money Market Deposit Account - 1.8% (c)		4,878,312
Other Assets in Excess of Liabilities - 0.1%		298,074
TOTAL NET ASSETS - 100.0%		$267,773,385
Two		–%
Percentages are stated as a percent of net assets.		–%

(a)	Non-income producing security.
(b)	The rate shown is the annualized yield as of August 31, 2025.
(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of August 31, 2025 was 4.11%.

GoodHaven Fund
Summary of Fair Value Disclosure as of August 31, 2025 (Unaudited)

GoodHaven Fund (the "Fund") utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2025.

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$237,623,502	$–	$–	$237,623,502
Preferred Stocks	4,559,818	835,671	–	5,395,489
Warrants	4,676,140	–	–	4,676,140
Short-Term Investments	–	14,901,868	–	14,901,868
Total Investments	$246,859,460	$15,737,539	$–	$262,596,999

Refer to the Schedule of Investments for the industry and security type breakouts.